Shareholders' Equity - Characteristics of BSPCE share warrants plans (Details)			12 Months Ended
	Apr. 16, 2021 € / shares shares	Dec. 13, 2013 employee € / shares shares	Dec. 31, 2021 € / shares	Dec. 31, 2022 € / shares
BSPCE plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of bonus shares granted			600,000
BSPCE 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares per warrant | shares	1
Number of bonus shares granted	600,000		600,000
Number of warrants granted | shares	600,000
Subscription price (€)	€ 0
BSPCE exercise price (€)	€ 11.74		€ 11.74	€ 11.74
Expected volatility	64.00%
Average life (years)	5 years
Risk-free rate	0.60%
BSPCE 2021 [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (€)	€ 5.4
BSPCE 2021 [Member] | Top Of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (€)	€ 5.7
BSPCE 2013-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares per warrant | shares		100
Number of beneficiaries | employee		3
Number of bonus shares granted		9,027
Subscription price (€)		€ 58.50
BSPCE exercise price (€)		0.585
Fair value at grant date (€)		€ 19
Expected volatility		35.00%
Average life (years)		5 years
Risk-free rate		1.13%